Schedule of operating income for each operating segment (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
Total	R$ 730,480	R$ 744,077	R$ 1,938,713	R$ 2,090,379
Corporate 1 [Member]
Disclosure of operating segments [line items]
Total	(3,898)	(85,505)	71,393	(183,839)
Other Segments [Member]
Disclosure of operating segments [line items]
Total	105,017	62,496	282,076	122,654
Sub Total [Member]
Disclosure of operating segments [line items]
Total	734,378	829,582	1,867,320	2,274,218
Domestic [Member]
Disclosure of operating segments [line items]
Total	515,846	566,784	1,015,749	1,282,928
International [Member]
Disclosure of operating segments [line items]
Total	R$ 113,515	R$ 200,302	R$ 569,495	R$ 868,636